Note 15 - Financial Instruments (Details) - Asset Measured at Fair Value on a Non-recurring Basis - USD ($)				12 Months Ended
	Dec. 31, 2015	Dec. 21, 2015	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Note 15 - Financial Instruments (Details) - Asset Measured at Fair Value on a Non-recurring Basis [Line Items]
Asset Impairment Charges				$ 1,641,885	$ 3,500,000	$ 78,207,462
M/V Aristides [Member]
Note 15 - Financial Instruments (Details) - Asset Measured at Fair Value on a Non-recurring Basis [Line Items]
Asset Impairment Charges	$ 1,600,000	$ 1,641,885	$ 3,500,000	1,640,000	3,500,000
Fair Value, Inputs, Level 2 [Member] | M/V Aristides [Member]
Note 15 - Financial Instruments (Details) - Asset Measured at Fair Value on a Non-recurring Basis [Line Items]
Significant Other Observable Inputs (Level 2)	$ 2,700,000		$ 5,100,000	$ 2,700,000	$ 5,100,000